FINANCIAL RISK MANAGEMENT - Fair Value Measurements (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Level 3 | Market approach | Discounted cash flow
Fair Value Measurements
Acquisition date fair values of royalty and other interests	$ 97,000	$ 134,700
Recurring | Level 1
Fair Value Measurements
Total financial assets, at fair value	9,098	5,762
Recurring | Level 1 | Common shares
Fair Value Measurements
Total financial assets, at fair value	9,098	5,762
Recurring | Level 2
Fair Value Measurements
Total financial assets, at fair value	186	320
Recurring | Level 2 | Warrants
Fair Value Measurements
Total financial assets, at fair value	$ 186	$ 320